Related party transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended
	September 30, 2024		September 30, 2023		September 30, 2024		December 31, 2023
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	61	16,217	108	28,405	131	279	10	1,778
Fresenius SE affiliates	627	59,813	2,882	52,224	302	4,432	589	14,299
Equity method investees	5,025	—	5,694	50	17,984	—	51,442	—
Total	5,713	76,030	8,684	80,679	18,417	4,711	52,041	16,077

Products
Fresenius SE affiliates(2)	49,880	16,303	53,689	18,206	16,335	5,159	23,535	9,585
Equity method investees	—	290,892	—	337,677	—	63,036	—	67,403
Total	49,880	307,195	53,689	355,883	16,335	68,195	23,535	76,988

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €23,504 and €5,172 at September 30, 2024 and December 31, 2023, respectively.
(2)	Purchases of goods related to Fresenius SE affiliates for the nine months ended September 30, 2023 in the amount of (€13,266) were adjusted to correct for an error in presentation. The adjustment does not have an impact on the Company’s consolidated statements of income for the periods presented.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the nine months ended September 30, 2024			For the nine months ended September 30, 2023			September 30, 2024		December 31, 2023
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	4,943	237	70	6,150	1,004	293	24,646	27,090	29,214	29,017
Fresenius SE affiliates	13,811	1,460	—	13,361	1,055	—	91,581	91,986	102,029	104,558
Total	18,754	1,697	70	19,511	2,059	293	116,227	119,076	131,243	133,575

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.